Property & Equipment (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 15, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation expense	$ 48,000	$ 387,000	$ 299,000	$ 1,042,000	$ 785,000	$ 1,025,000	$ 795,000
Leasehold improvements	$ 103,000	$ 3,972,000		$ 3,972,000